SEGMENT DISCLOSURES (Narrative) (Details) - Exploration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CHILE [Member]
Disclosure Of Segments [Line Items]
Costs incurred	$ 2.2	$ 1.1
UNITED STATES [Member]
Disclosure Of Segments [Line Items]
Costs incurred	$ 0.1	$ 0.0